Related Parties - Summary of Transactions Between Related Parties (Parentheticals) (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Disclosure of transactions between related parties [line items]
Loans transactions between related parties	₩ 302,106
Korea Gas Corporation [Member] | Korea Midland Power [Member] | Fuel Swap [Member]
Disclosure of transactions between related parties [line items]
Loans transactions between related parties	514,405
Borrowings transactions with related parties	460,903
GS Donghae Electric Power Co., Ltd. [Member] | Korean Western Power Co Limited And Korean Eastern Power Co Ltd [Member] | Fuel Swap [Member]
Disclosure of transactions between related parties [line items]
Loans transactions between related parties	5,590
Borrowings transactions with related parties	₩ 20,113